[Letterhead of Sills Cummis Epstein & Gross]

May 31, 2005

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:	Computer Horizons Corp. Registration Statement
on Form S-4

Ladies and Gentlemen:

On behalf of Computer Horizons Corp., a New York corporation, we have transmitted herewith for electronic filing with the Securities and Exchange Commission pursuant to Regulation S-T and the Securities Act of 1933, as amended, a Registration Statement on Form S-4 containing the Joint Proxy Statement/Prospectus of Computer Horizons Corp. and Analysts International Corporation relative to their proposed merger.  The filing has been effected through the Securities and Exchange Commission’s EDGAR filing system.  A filing fee in the amount of $10,427 has been paid via the U.S. Treasury lockbox depository at the Mellon Bank.

During the Staff’s review, we are prepared to discuss with the Staff any questions or comments concerning these materials or to supply any additional information that may be required. Questions relating to these materials should be directed to Robert M. Crane, Esq. at 973-643-5055 or to the undersigned at 973-643-5093.

Very truly yours,

s/Michele F. Vaillant
Michele F. Vaillant

Enclosure